UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2007

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the fiscal year ended October 31, 2007, your Fund’s total return was 15.71%, compared to 2.05% for the Russell 2000 Value Index and 14.56% for the S&P 500 Index.  Since investment operations began on January 16, 2004, your Fund has gained 45.26% compared to 48.80% for the Russell 2000 Value Index, and 45.54% for the S&P 500 Index.

The Fund began the fiscal year with 80% of assets invested in common stocks and ended it with 97% in common stocks (79% domestic, 18% foreign).   Although the proportion in cash has declined, holding cash while the market was rising hurt the Fund’s performance relative to indexes.  Our cash was held in relatively safe investments (i.e. short-term treasuries and money market accounts) that reduced our level of risk and allowed us to be ready for opportunities

Our new purchases during the fiscal year include:

Barr Pharmaceuticals (BRL) Barr Pharmaceuticals is one of the largest manufacturers of generic drugs in the world.  With aging populations and the need to reduce health care costs, the future may be brighter for generics than for branded drugs.  Barr uses their legal team to gain opportunities to take market share from major drug companies.  They also develop branded drugs where they believe the barriers to competition are high.  Their management appears to be among the best in the industry.

CEMEX ADR (CX) CEMEX is based in Mexico and is one of the largest cement, ready-mix, and aggregate producers in the world.  They have production facilities spread around the globe, which gives them an advantage delivering their product, since cement is expensive to ship.  Their share price has declined because of weakness in the U.S. housing market, even though this is not a major portion of their sales.  Their management is considered to be so aggressive against competitors that CEMEX would probably have anti-trust issues if they were based in the U.S.

Cimarex Energy Co. (XEC) is a natural gas exploration firm operating in the Gulf of Mexico.  They tripled their proven gas reserves through an acquisition in 2005, right before hurricane Katrina struck.  They also encountered operational problems in 2006 that reduced their profitability.  Their share price declined significantly as a result of these issues.  As long as natural gas prices don’t fall significantly, our investment should do well.

Irwin Financial Corp (IFC) is a small bank that was started over 100 years ago.  They have been very profitable over the past decade.   We purchased their shares after they declined significantly due to sub-prime mortgage losses.  Due to panic in the markets, it appears their shares are priced significantly below their value.

Montpelier Re (MRH) is a re-insurance company with a management team that was that is considered by many to be exceptional.  However, they didn’t adequately protect themselves from the huge losses that hurt much of the industry in 2005.  They appear to have learned the lesson well and have rebuilt their financial arrangements to prevent a recurrence.  The share price was cut in half by their difficulties, presenting us with a good entry point.

Peoplesupport (PSPT) operates call centers for other companies, primarily from their operations in the Philippines.  Their profits dropped recently as a result of expanding and revamping their operations to support future growth.  We purchased their shares after they had fallen about 50% from their high and appeared cheap relative to the company’s future prospects.

Portfolio Recovery Associates (PRAA) is in the business of buying receivables from other companies, and collecting those debts.  It is crucial that they not overpay for the debts they purchase; they typically pay only a few cents on the dollar and  have one of the best reputations in the business.  It appears they have especially good buying opportunities because of the recent instability in the credit market.

U.S. Bancorp (USB) is a very profitable bank with more than 2,400 branches in 24 Western and Midwestern states.  Management has goals of returning at least 80% of earnings to shareholders annually, achieving 10% long-term earnings-per-share growth, and maintaining returns on equity above 20%.  Their share price was reduced by recent financial-market turmoil, although their exposure to sub-prime debt appears minimal and their profitability is still very good.  The dividend yield on our purchase is above 5.5%.

USG Corporation (USG) manufactures wallboard and ceiling tiles.  Their management was able to steer the company through bankruptcy protection that was necessary because of asbestos litigation.  A settlement was reached for prior asbestos claims, and Berkshire Hathaway (Buffet) became a large shareholder when the company emerged from bankruptcy.  We purchased USGr shares after they were beaten down by the decline in housing.  USG (originally U.S. Gypsum) is profitable in spite of the downturn in housing, and should be much more profitable when housing eventually recovers.

We also slightly increased our existing positions in Canadian Natural Resources and Johnson & Johnson when their share prices declined during the year.

We sold positions in these companies during the fiscal year:

Craftmade International (CRFT)  We originally bought Craftmade shares when the company encountered difficulties from the housing slowdown.  They have subsequently lost a large customer, and have been unable to make headway against the difficult housing market.  I also felt that their management has been less than candid about their difficulties.  The downside risks from continuing problems appeared to outweigh the upside potential for our investment.

H&R Block (HRB)  H&R Block’s management has made some very poor decisions recently.  It appears that their franchise is also being eroded by competitors and cheap software such as TurboTax.

Kenneth Cole Productions (KCP) has had ongoing declines in sales.  In spite of several changes in strategy, they’ve been unable to reverse this trend.  Their business appears to be more based on fashion trends than we originally believed.  Their future appears mediocre at best.

Levitt Corp. (LEV) received a buyout offer, stated in shares of the acquiring company’s stock, and Levitt’s share price jumped on the news.  However, the acquiring company’s shares appeared to be selling for substantially more than they were worth, so we immediately sold our shares of Levitt for a short-term gain.

POSCO   ADR (PKX)  We sold 40% of our holding at a significant profit.  Although the shares appeared fully valued at the time, POSCO has continued to turn in a remarkable performance for a steel company, and the value of our remaining shares has continued to increase.

Stanley Furniture (STLY)  Although this company has great management and has made the best of a difficult situation, it appears their future prospects have declined significantly since our initial purchase.

Our three investments which had the greatest positive impact on the Fund’s performance during the year are:

Berkshire Hathaway (BRK.B) is our largest holding, was purchased at an attractive price, and is run by the “world’s greatest investor”, Warren Buffet.  They’ve had good luck lately in insurance operations (no major claims), and other business segments are also contributing to profits.  They also have a massive cash hoard they can deploy if the market presents opportunities.

Dawson Geophysical (DWSN) has experienced explosive growth for it’s services because of increasing energy prices.  I believe that this company, Canadian Natural Resources, and Cimarex Energy provide us with a degree of protection against future inflation from energy prices.  Because they are all focused on the North American continent, they may also benefit from any future instability or disruptions in international oil supplies.

Middleby Corp. (MIDD) was one of our most profitable investments again this year.  They have done a great job of building a strong position in a growing market.  Essentially, they improve profitability of their restaurant customers by carefully engineering and supporting specialized ovens and other cooking equipment.  Specifically, they are able to do things like increasing the speed and quality of food production, while reducing training, electricity, and downtime costs.

The three investments which had the greatest negative impact on the Fund’s performance during the year are:

Irwin Financial Corp (IFC) has continued to decline because of loan losses and instability in the credit markets.  We bought some additional shares on weakness, but are holding off for now until there is more certainty on their condition.  Small companies in the financial market appear to have been punished beyond reason by the market.  It appears their shares are significantly undervalued.

USG Corp (USG) has been hurt by the decline in the housing market, although this is also what provided us with a buying opportunity.  When housing recovers, this is likely to be a very profitable company.

Timberland (TBL) has been hurt by penalties imposed by the European Union to protect their local shoemakers against imports made in Asia.  They have also been hurt by the decline in popularity of work boots for casual wear.

Since the Fund began investment operations in January of 2004, our portfolio turnover has been relatively low, which helps minimize the Fund’s expenses and capital gains distributions, as well as taxes paid by the Fund’s shareholders.  Now that the Fund is fully invested, we are likely to periodically sell less promising investments to free cash for new opportunities.  Our goal is to balance the increase costs of turnover against the risks and opportunities.

I believe we generally hold exceptionally strong companies, purchased at reasonable prices.  I expect them to continue earning high rates on their reinvested profits, which should give us above-average returns over time.  We will continue looking for more investments with these characteristics.  If we can find enough good companies at good prices, the Fund should do well.  If we can’t find enough good opportunities, restraint should help minimize our risk.  Although I can’t promise what our future opportunities or results will be, I can promise I will share in them with you, because I have a substantial personal investment in the Fund.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to October 31, 2007

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jan-04
Mar-04
May-04
Jul-04
Sep-04
Nov-04
Jan-05
Mar-05
May-05
Jul-05
Sep-05
Nov-05
Jan-06
Mar-06
May-06
Jul-06
Sep-06
Nov-06
Jan-07
Mar-07
May-07
Jul-07
Sep-07
Blankinship Value Fund
Russell 2000 Value Index
S&P 500 Index

Annual Total Returns
	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04*	Average for life of Fund (1/16/04* to 10/31/07)
Blankinship Value Fund	15.71%	12.57%	9.66%	1.69%	10.25%
Russell 2000 Value Index	2.05%	22.90%	13.04%	4.96%	10.75%
S&P 500 Index	14.56%	16.34%	8.72%	0.43%	10.27%

* The Fund began investment operations on 1/16/04.

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of October 31, 2007, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc.	9.42
Dawson Geophysical	6.39
The Middleby Corporation	6.26
Canadian Natural Resources	6.22
POSCO	4.70
Johnson & Johnson	4.17
U.S. Bancorp (USB)	3.89
Federal Agricultural Mortgage Corporation	3.76
Unilever NV	3.64
Barr Pharmaceuticals Inc.	3.36

Top Ten Categories	% of Net Assets
Diversified Holding Companies	9.42
Oil & Gas	9.35
Healthcare Products	6.52
Energy Exploration Services	6.39
Banking	6.36
Industrial Equipment	6.26
Consumer Durables	5.15
Steel	4.70
Building Materials	4.09
Credit Agency	3.76

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expenses Paid During Period* 5/1/07 to 10/31/07
Actual	$1,000.00	$1,065.93	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,025.71	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 6.59% for the six month period of May 1, 2007 to October 31, 2007.

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2007

	Shares	Cost	Value
Domestic Common Stocks – 78.64%

Banking – 6.36%
Irwin Financial Corp (IFC)	2,400	$38,086	$23,136
U.S. Bancorp (USB)	1,100	33,360	36,476
		71,446	59,612

Building Materials – 4.09%
USG Corporation (USG)*	965	45,503	38,359

Business Services – 3.32%
Peoplesupport Inc. (PSPT) *	2,700	30,271	31,104

Computer Equipment – 3.27%
Dell (DELL)*	1,000	26,048	30,600

Consumer Durables – 5.15%
Harley Davidson (HOG)	300	14,696	15,450
La-Z-Boy Incorporated (LZB)	1,200	13,174	9,468
Marine Products (MPX)	2,850	30,959	23,342
		58,829	48,260

Credit Agency – 3.76%
Federal Agricultural Mortgage
(Class C – non-voting) (AGM)	1,200	20,194	35,220

Diversified Holding Companies – 9.42%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,548	88,279

Drugs – 3.36
Barr Pharmaceuticals Inc. (BRL)*	550	26,940	31,526

Energy Exploration Services – 6.39%
Dawson Geophysical (DWSN)*	750	21,828	59,857

Financial Services – 2.65%
Portfolio Recovery Associates (PRAA)*	550	24,227	24,811

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2007

	Shares	Cost	Value
Healthcare Products – 6.52%
Johnson & Johnson (JNJ)	600	35,323	39,102
Utah Medical Devices (UTMD)	700	13,278	21,945
		48,601	61,047
Healthcare Services – 3.22%
Coventry Healthcare (CVH)*	500	23,981	30,155

Industrial Equipment – 6.26%
Middleby Corp. (MIDD)*	900	21,378	58,653

Industrial Supply – 2.08%
Lawson Products (LAWS)	550	17,556	19,465

Insurance – 3.06%
Montpelier Re Holdings Ltd. (MRH)	1,600	28,486	28,640

Oil & Gas – 3.14%
Cimarex Energy Co. (XEC)	725	24,902	29,370

Retail – 3.05%
Autozone (AZO)*	230	19,418	28,614

Textiles & Apparel – 3.54%
Lakeland Industries (LAKE)*	1,452	19,670	17,555
Timberland (TBL)*	800	22,536	15,608
		42,206	33,163

Total Domestic Common Stocks		609,362	736,735

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2007

	Shares	Cost	Value
Foreign Common Stocks – 17.83%

Canada – 6.22%
Oil and Gas – 6.22%
Canadian Natural Resources ADR (CNQ)	700	36,422	58,240

Mexico – 3.27%
Building Materials – 3.27%
CEMEX ADR (CX)	1,000	29,360	30,670

Netherlands – 3.64%
Consumer Staples – 3.64%
Unilever NV ADR (UN)	1,050	20,101	34,083

South Korea – 4.70%
Steel – 4.70%
POSCO ADR (PKX)	240	10,116	44,100

Total Foreign Common Stocks		95,999	167,093

Short-Term Investments – 3.36%
Schwab Value Advantage - 4.83% yld.**	29,522	29,522	29,522
Schwab Cash Reserves - 4.63% yld.**	1,970	1,970	1,970

Total Short-Term Investments	31,492		31,492

Total investments – 99.82%	$736,853		935,320

Other assets in excess of liabilities – .18%			1,652

Net assets - 100%			$936,972

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at October 31, 2007.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2007

Assets:

Investments in securities at fair value (cost $736,853)	$935,320

Cash	1,588

Dividends Receivable	64

Total assets	936,972

Liabilities:
-0-

Net Assets	$936,972

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 70
Paid-in capital	719,968
Net unrealized appreciation of investments 96,603	198,467
Net realized undistributed gain on investments	7,680
Undistributed net investment income	10,787
Net assets (equivalent to $13.74 per share based on
68,182 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$936,972

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended October 31, 2007

Investment income:
Dividends (net of foreign
withholding taxes of $367)	$8,927
Dividends – money market funds	5,104
Total income		$14,031

Expenses:
Investment advisory fee (Note 2)	$8,507
Administrative fee (Note 2)	4,253
Total expenses	12,760

Less: Fees waived (Note 2)	(12,760)
Net expenses		-0-
Net Investment Income		14,031

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		7,680
Net increase in unrealized appreciation of investments		101,863
Net realized and unrealized gain on investments		109,543

Net increase in net assets resulting from operations		$123,574

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

	Fiscal Years Ended
	Oct. 31, 2007	Oct. 31, 2006

Increase in net assets from operations:
Net investment income	$14,031	$13,583
Net realized gain on investments	7,680	7,553
Net change in unrealized appreciation
on investments	101,863	57,711
Net increase in net assets
resulting from operations	123,574	78,847

Distributions to shareholders from:
Net investment income	(13,529)	(13,046)
Net realized gain on investments	(7,597)	-
Total distributions paid to shareholders	(21,126)	(13,046)

Capital share transactions (Note 6)	76,402	105,712

Total increase in net assets	178,850	171,513

Net assets, beginning of period	758,122	586,609
Net assets, end of period (including undistributed net investment income of $10,787 and $10,285, respectively)	$936,972	$758,122

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the year

	Fiscal Years Ended
	10/31/07	10/31/06	10/31/05	10/31/04*
Per share data:
Net asset value – beginning of period	$12.20	$11.06	$10.19	$10.02

Income from investment operations:
Net investment income**	.21	0.24	0.22	0.05
Net realized and unrealized
gains on investments	1.67	1.13	0.76	0.12
Income from investment	1.88	1.37	0.98	0.17
operations

Less distributions from:
Net investment income	(.24)	(.23)	(.11)	-
Capital gains	(.10)	-	-	-
Total distributions	(.34)	(.23)	(.11)	-

Net asset value, end of period	$13.74	$12.20	$11.06	$10.19

Total return***	15.71%	12.57%	9.66%	1.69%

Ratios and Supplemental Data:
Net Assets, End of Period	$936,972	$758,122	$586,609	$493,879
Ratio of Expenses, after
reimbursement, to
Average Net Assets	0.00%	0.30%	0.00%	0.00%(a)
Ratio of Expenses, before
reimbursement, to
Average Net Assets	1.50%	1.50%	1.50%	1.50%(a)
Ratio of Net Investment Income
to Average Net Assets	1.66%	1.94%	2.18%	1.75%(a)
Portfolio turnover rate	14.29%	4.97%	7.80%	0.00%

(a) Annualized

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2007

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2007

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2007

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the year ended October 31, 2007, the Adviser waived a total of $12,760 in fees.  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2009.

3.  Investments -- For the year ended October 31, 2007, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $292,165 and $105,735 respectively.  At October 31, 2007, the gross unrealized appreciation for all securities totaled $240,927 and the gross unrealized depreciation for all securities totaled $42,460 or a net unrealized appreciation of $198,467.  The aggregate cost of securities for federal income tax purposes at October 31, 2007 was $736,853, including short-term investments.

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,035
Undistributed long-term capital gain	$5,432
Unrealized appreciation	$198,467

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2007

5.  Distributions to Shareholders -- On December 29, 2006, a distribution of $0.34 per share, aggregating $21,126, was paid to shareholders of record on this same date ($15,086 net investment income and $6,040 long-term capital gains).

6. Capital Share Transactions -- As of October 31, 2007, 100,000,000 shares of $.001 par value capital stock were authorized and 68,182 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the		For the
	Fiscal Year		Fiscal Year
	Ended		Ended
	October 31, 2007		October 31, 2006

	Shares	Amount	Shares	Amount
Shares Sold	4,637	$59,000	8,151	$95,000
Shares issued in
reinvestment
of distributions	1,409	17,402	938	10,712
	6,046	76,402	9,089	105,712
Shares redeemed	-	-	-	-

Net increase	6,046	$76,402	9,089	$105,712

7.  New Accounting Pronouncements – In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.”  FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Fund is currently evaluating the impact, if any of applying the various provisions of FIN 48.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2007

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

8.  Control and Ownership – The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2007, the Blankinship family, in aggregate, owned approximately 66% of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

  of the Blankinship Value Fund,

  a Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc.  (the “Fund”), including the schedule of investments as of October 31, 2007 and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period January 16, 2004 (commencement of investment operations) through October 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc. as of October 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

December 26, 2007

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2007

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on May 7, 2007, the Board considered the following information that was provided by the Advisor.

The Management Agreement, for Investment Advisory Services and Administrative Services provided by Blankinship, and a performance summary as of 4/30/07.  At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940, says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

The financial condition and the stability of the adviser;

The terms of the advisory agreement;

The adviser’s investment performance;

The Adviser’s personnel and method of analysis;

The compensation to the advisers;

Any possible conflicts of interest;

The overall fund expenses and expense ratios; and

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2007

(Unaudited)

Dr. Blankinship provided the following additional information:

Morningstar’s web site indicates that the average expense ratio for small cap value funds is 1.55% and for mid cap value funds it is 1.37%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through 4/30/07 were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Brokerage expenses have been low as a result of a special introductory offer the Adviser found with Fidelity Investments, and the Fund’s low turnover rate.  Turnover was 0.00% for the period 1/14/04 (start of investment operations) through 10/31/04.  For the fiscal year ended 10/31/05, turnover was 7.80%.  For the Fiscal year ended 10/31/06, turnover was 4.97%.  Through 4/30/07, turnover has increased slightly.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2007

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2007

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of October 31, 2007, Dr. Blankinship also beneficially owned 66% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

Notes

 BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The Company’s Code of Ethics is attached as an exhibit.  A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $7,000 in audit fees for the fiscal year ended 10/31/06 and $7,900 in audit fees for the fiscal year ended 10/31/05.  A bill has not yet been received for the fiscal year ended 10/31/07.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.  (No other services were provided by Sanville & Company to the Fund, the Adviser, or any entity related to the Adviser, during the last two fiscal years.)

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       January 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       January 2, 2008